INCOME TAXES (Details Narrative) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital loss carryforwards	$ 1,162	$ 64
Canada
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital loss carryforwards	99,214	87,300
Investment Tax Credits	5,282	5,282
Capital loss carryforwards	2,827	5,900
Mexico
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital loss carryforwards	$ 1,900	$ 1,603